Income Taxes - Summary of the Company's Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current Federal income tax expense (benefit)	$ 18	$ 191	$ 171
Deferred Federal income tax expense (benefit)	258	(10)	(499)
Federal Income Tax Expense (benefit)	276	181	(328)
Current State income tax expense (benefit)	41	33	27
Deferred State income tax expense (benefit)	4	(2)	(76)
State income tax expense (benefit)	45	31	(49)
Current Canadian income tax expense (benefit)	580	480	321
Deferred Canadian income tax expense (benefit)	583	(3,288)	(499)
Canadian income tax expense (benefit)	1,163	(2,808)	(178)
Current income tax expense (benefit)	639	704	519
Deferred income tax expense (benefit)	845	(3,300)	(1,074)
Income tax expense (benefit), Total	$ 1,484	$ (2,596)	$ (555)